Material accounting estimates and assumptions - Disclosure in tabular form the impact of changes of estimation on measuring expected credit loss (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)
Woori Asset Trust Co., Ltd. [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	₩ 936
Woori Asset Trust Co., Ltd. [Member] | Securities of financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Asset Trust Co., Ltd. [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Asset Trust Co., Ltd. [Member] | Guarantees And Unsued Commitments Financial Assets Category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Asset Trust Co., Ltd. [Member] | Loans and other financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	936
Woori Savings Bank [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	8,338
Woori Savings Bank [Member] | Securities of financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Savings Bank [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Savings Bank [Member] | Guarantees And Unsued Commitments Financial Assets Category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Savings Bank [Member] | Loans and other financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	8,338
Woori Investment Bank Co Ltd [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	(16,314)
Woori Investment Bank Co Ltd [Member] | Securities of financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Investment Bank Co Ltd [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Investment Bank Co Ltd [Member] | Guarantees And Unsued Commitments Financial Assets Category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	153
Woori Investment Bank Co Ltd [Member] | Loans and other financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	(16,467)
Woori Financial Capital Co., Ltd. [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	(19,885)
Woori Financial Capital Co., Ltd. [Member] | Securities of financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Financial Capital Co., Ltd. [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Financial Capital Co., Ltd. [Member] | Guarantees And Unsued Commitments Financial Assets Category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	0
Woori Financial Capital Co., Ltd. [Member] | Loans and other financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	(19,885)
Woori bank [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	360,151	[1]
Woori bank [Member] | Securities of financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	592	[1]
Woori bank [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	1,489	[1]
Woori bank [Member] | Guarantees And Unsued Commitments Financial Assets Category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	34,473	[1]
Woori bank [Member] | Loans and other financial assets at amortised cost category [Member]
Disclosure In Tabular Form The Impact Of Changes Of Estimation On Measuring Expected Credit Loss [Line Items]
Expected credit loss allowances	₩ 323,597	[1]

[1]	The effects of changes in probability of default and loss given default are 212,428 million Won and 147,723 million Won, respectively.